UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22499

The Cushing NextGen Infrastructure Income Fund
(Exact name of registrant as specified in charter)

300 Crescent Court, Suite 1700
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jerry V. Swank
300 Crescent Court, Suite 1700
Dallas, TX 75201
(Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2020

Item 1. Schedule of Investments.

The Cushing NextGen Infrastructure Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2020

		Fair
Common Stock - 46.3%	Shares	Value
Chemicals - 2.2%
United States - 2.2%
Dow Inc.(1)	70,000	$2,828,700

Exploration & Production - 11.5%
Canada - 1.9%
Vermilion Energy, Inc.(1)	250,000	2,512,500
United Kingdom - 5.1%
BP Plc(1)	212,500	6,649,125
United States - 4.5%
Brigham Minerals Inc.(1)	60,000	957,000
Occidental Petroleum Corporation(1)	150,000	4,911,000
		15,029,625
General Partners - 1.0%
United States - 1.0%
EnLink Midstream LLC(1)	350,000	1,333,500

Natural Gas Gatherers & Processors - 2.2%
United States - 2.2%
Targa Resources Corporation(1)	90,000	2,916,000

Natural Gas Transportation & Storage - 1.0%
United States - 1.0%
Equitrans Midstream Corporation(1)	180,000	1,270,800

Refiners - 7.4%
United States - 7.4%
CVR Energy, Inc.(1)	110,000	3,126,200
Marathon Petroleum Corporation(1)	75,000	3,556,500
Phillips 66(1)	40,000	2,994,400
		9,677,100
Utilities - 11.0%
United States - 11.0%
Clearway Energy, Inc.(1)	325,000	6,838,000
Dominion Energy Inc.(1)	50,000	3,909,000
Sempra Energy(1)	25,000	3,494,500
		14,241,500
YieldCo - 10.0%
United Kingdom - 6.6%
Atlantica Yield Plc(1)	295,000	8,528,450
United States - 3.4%
Pattern Energy Group Inc.(1)	110,000	2,975,500
Vistra Energy Corp.(1)	75,000	1,442,250
		12,946,200

Total Common Stocks (Cost $72,741,951)		$60,243,425

Master Limited Partnerships and Related Companies - 25.3%	Units
Crude Oil & Refined Products - 6.9%
United States - 6.9%
Black Stone Minerals L.P.(1)	150,000	$1,327,500
PBF Logistics L.P.(1)	210,000	3,983,700
Phillips 66 Partners L.P.(1)	67,500	3,669,975
		8,981,175
Exploration & Production - 3.4%
United States - 3.4%
Kimbell Partners L.P.(1)	385,000	4,442,900

Fuel Distribution - 4.8%
United States - 4.8%
Sunoco, L.P.(1)	230,000	6,216,900

Large Cap Diversified C Corps - 1.3%
United States - 1.3%
Plains GP Holdings, L.P.(1)	120,000	1,652,400

Large Cap MLP - 2.0%
United States - 2.0%
Energy Transfer, L.P.(1)	240,000	2,659,200

Marine - 0.8%
Republic of the Marshall Islands - 0.8%
Golar LNG Partners, L.P.(1)	232,000	986,000

Natural Gas Gatherers & Processors - 2.7%
United States - 2.7%
DCP Midstream, L.P.(1)	230,000	3,585,700

Upstream MLPs - 3.4%
United States - 3.4%
Viper Energy Partners, L.P.(1)	251,522	4,484,637

Total Master Limited Partnerships and Related Companies (Cost $41,145,572)		$33,008,912

Preferred Stock - 0.1%	Units
Upstream MLPs - 0.1%
United States - 0.1%
Mid-Con Energy Partners, L.P.	465,116	97,721
Total Preferred Stock (Cost $999,999)		$97,721

Fixed Income - 29.2%	Principal Amount
Engineering & Construction - 3.9%
Canada - 3.9%
Panther BF Aggregator 2 LP, 8.500%, due 05/15/2027(1)(2)	5,000,000	5,090,750

Exploration & Production - 16.9%
Canada - 1.1%
MEG Energy Corporation, 7.000%, due 03/31/2024(1)(2)	1,496,000	1,420,579
United States - 15.8%
Barrett Bill Corporationn, 8.750%, due 06/15/2025(1)	1,288,000	1,088,360
Denbury Resources, Inc., 9.250%, due 10/15/2022(1)(2)	2,500,000	2,007,030
Highpoint Operating Corporation, 7.000%, due 10/15/2022	5,250,000	4,582,263
Matador Resources Company, 5.875%, due 09/15/2026(1)	2,000,000	1,795,050
Murphy Oil Corporation, 5.875%, due 12/01/2042(1)	4,000,000	3,533,740
QEP Resources, Inc., 5.625%, due 03/01/2026(1)	4,000,000	3,210,100
Sanchez Energy Corporation, 6.125%, due 01/15/2023(1)	5,000,000	175,000
Southwestern Energy Company, 7.750%, due 10/01/2027(1)	5,500,000	4,180,137
		21,992,259
Industrials - 1.1%
United States - 1.1%
Cleaver-Brooks, Inc., 7.875%, due 03/01/2023(1)(2)	1,500,000	1,481,872

Natural Gas Gatherers & Processors - 2.2%
United States - 2.2%
DCP Midstream, L.P., 7.375%, due 06/15/2023(1)	3,139,000	2,861,968

Refiners - 3.8%
United States - 3.8%
PBF Holding Company, LLC / PBF Finance Corporation, 7.000%, due 11/15/2023(1)	4,750,000	4,890,529

Steel - 1.3%
United States - 1.3%
United States Steel Corporation, 6.875%, due 08/15/2025(1)	2,000,000	1,735,830

Total Fixed Income (Cost $47,276,635)		$38,053,208

Short-Term Investments - Investment Companies - 4.2%	Shares
United States - 4.2%
First American Government Obligations Fund - Class X, 1.49%(1)(3)	2,733,843	$2,733,843
First American Treasury Obligations Fund - Class X, 1.49%(1)(3)	2,733,843	2,733,843
Total Short-Term Investments - Investment Companies (Cost $5,467,686)		$5,467,686

Total Investments - 105.1% (Cost $167,631,843)		$136,870,952
Liabilities in Excess of Other Assets - (5.1)%		(6,634,736)
Net Assets Applicable to Common Stockholders - 100.0%		$130,236,216

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors.  As of February 29, 2020, the value of these investments was $10,000,232 or 7.68% of total net assets.

(3) Rate reported is the current yield as of February 29, 2020.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 29, 2020	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$60,243,425	$60,243,425	$-	$-
Master Limited Partnerships and Related Companies (a)	33,008,912	33,008,912	-	-
Preferred Stock (a)	97,721	97,721	-	-
Total Equity Securities	93,350,058	93,350,058	-	-
Notes Senior Notes(a)	38,053,208	-	38,053,208	-
Total Notes	38,053,208	-	38,053,208	-
Other
Short Term Investments (a)	5,467,686	5,467,686	-	-
Total Other	5,467,686	5,467,686	-	-
Total Assets	$136,870,952	$98,817,744	$38,053,208	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 29, 2020.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 29, 2020.

Item 2. Controls and Procedures.

(a)
The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing NextGen Infrastructure Income Fund

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date       4/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date       4/29/2020

By (Signature and Title)         /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date       4/29/2020